Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—66.1%
	Federal Home Loan Mortgage Corporation—20.2%
$1,330,422	2.000%, 4/1/2036	$ 1,172,033
915,113	2.000%, 1/1/2052	722,682
1,634,566	2.000%, 1/1/2052	1,279,099
2,449,350	2.500%, 10/1/2051	2,003,222
2,755,566	2.500%, 4/1/2052	2,265,719
435,098	3.000%, 5/1/2046	379,023
1,633,845	3.000%, 11/1/2051	1,399,277
120,339	3.500%, 12/1/2047	107,595
422,751	3.500%, 6/1/2052	376,859
1,592,066	3.500%, 7/1/2052	1,413,021
144,986	4.000%, 12/1/2047	134,158
514,436	4.000%, 4/1/2052	473,405
473,577	4.000%, 11/1/2052	430,995
1,413	4.500%, 4/1/2024	1,405
822,068	4.500%, 11/1/2037	802,547
165,752	4.500%, 9/1/2039	159,532
892,368	4.500%, 5/1/2053	839,157
331,372	5.000%, 1/1/2034	329,417
107,248	5.000%, 5/1/2034	106,610
33,705	5.000%, 1/1/2036	33,514
82,063	5.000%, 4/1/2036	81,582
31,735	5.000%, 4/1/2040	31,517
85,960	5.000%, 5/1/2040	85,463
102,429	5.000%, 7/1/2040	101,839
67,970	5.500%, 3/1/2029	67,862
578,302	5.500%, 5/1/2034	584,461
41,240	5.500%, 11/1/2037	41,930
423,385	5.500%, 5/1/2038	424,497
35,720	6.000%, 4/1/2036	36,728
3	7.000%, 9/1/2030	3
25,111	7.000%, 1/1/2032	26,280
57,963	7.000%, 1/1/2032	60,747
37,041	7.000%, 4/1/2032	38,745
35,312	7.000%, 4/1/2032	37,028
62,976	7.000%, 4/1/2032	65,684
43,470	8.000%, 2/1/2031	45,787
	TOTAL	16,159,423
	Federal National Mortgage Association—38.7%
3,785,802	2.000%, 7/1/2050	2,971,973
2,641,667	2.000%, 5/1/2051	2,067,187
873,829	2.000%, 7/1/2051	685,437
6,946,527	2.000%, 2/1/2052	5,433,704
589,274	2.500%, 10/1/2051	482,311
2,993,148	2.500%, 1/1/2052	2,441,425
811,817	2.500%, 2/1/2052	671,055

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 696,563	2.500%, 3/1/2052	$ 566,425
907,522	2.500%, 5/1/2052	742,224
106,852	3.000%, 2/1/2047	92,781
2,033,537	3.000%, 2/1/2048	1,763,828
1,511,019	3.000%, 5/1/2051	1,277,086
1,053,995	3.000%, 6/1/2052	899,710
218,823	3.500%, 4/1/2026	214,201
1,453,988	3.500%, 8/1/2037	1,371,664
1,476,944	3.500%, 9/1/2037	1,392,396
168,839	3.500%, 12/1/2047	151,012
1,655,506	3.500%, 1/1/2048	1,475,017
1,568,491	3.500%, 11/1/2050	1,406,066
638,605	3.500%, 6/1/2052	564,591
134,940	4.000%, 9/1/2048	124,609
485,686	4.000%, 4/1/2053	441,256
1,688,359	4.000%, 5/1/2053	1,540,243
33,815	4.500%, 10/1/2040	32,481
112,741	4.500%, 4/1/2041	108,309
936,392	4.500%, 2/1/2053	878,098
17	5.000%, 12/1/2023	17
218,581	5.000%, 7/1/2034	217,315
125,179	5.500%, 9/1/2034	126,722
59,365	5.500%, 1/1/2036	60,226
60,705	5.500%, 4/1/2036	61,602
223,730	5.500%, 4/1/2036	226,966
17,928	6.000%, 9/1/2037	18,508
24,957	6.000%, 11/1/2037	25,792
252,114	6.000%, 11/1/2037	261,003
66,556	7.500%, 7/1/2028	67,744
115,443	7.500%, 2/1/2030	119,540
6,054	8.000%, 2/1/2030	6,331
5,030	8.000%, 10/1/2030	5,247
	TOTAL	30,992,102
	Government National Mortgage Association—7.2%
1,992,637	5.500%, 9/20/2053	1,979,839
1	6.000%, 5/15/2024	1
3,691,943	6.000%, 10/20/2053	3,720,021
3,416	7.000%, 1/15/2028	3,465
2,722	7.000%, 3/15/2028	2,748
3,609	7.000%, 10/15/2028	3,676
1,042	7.500%, 7/15/2029	1,063
689	7.500%, 8/15/2029	704
13,316	7.500%, 1/15/2031	13,827
	TOTAL	5,725,344
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,627,688)	52,876,869
	U.S. TREASURIES—20.3%
	U.S. Treasury Bonds—6.1%
500,000	2.375%, 5/15/2051	328,516
1,100,000	2.500%, 2/15/2046	762,609

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$2,900,000		3.375%, 5/15/2044	$ 2,382,984
300,000		3.625%, 5/15/2053	256,219
300,000		4.000%, 11/15/2052	274,219
500,000		4.125%, 8/15/2053	467,578
450,000		4.375%, 5/15/2040	436,992
		TOTAL	4,909,117
		U.S. Treasury Notes—14.2%
3,800,000		0.750%, 1/31/2028	3,281,263
1,500,000		1.625%, 5/15/2026	1,398,748
1,000,000		2.375%, 3/31/2029	906,826
500,000		2.625%, 7/31/2029	456,871
1,000,000		3.500%, 1/31/2028	967,490
600,000		3.500%, 1/31/2030	572,047
750,000		3.500%, 4/30/2030	713,902
1,500,000		4.875%, 10/31/2028	1,537,133
1,500,000		5.000%, 10/31/2025	1,506,967
		TOTAL	11,341,247
		TOTAL U.S. TREASURIES (IDENTIFIED COST $16,691,576)	16,250,364
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.0%
		Federal Home Loan Mortgage Corporation—0.1%
85,219	[1]	REMIC, Series 3331, Class FC, 5.868% (30-DAY AVERAGE SOFR +0.544%), 6/15/2037	83,462
		Government National Mortgage Association—0.5%
438,690		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	405,739
		Non-Agency Mortgage-Backed Securities—4.4%
73,887		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	7,131
85,819		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	75,290
1,031,039		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	800,908
524,681		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	442,289
1,237,101	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.970% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,128,302
1,347,308		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,092,161
		TOTAL	3,546,081
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,700,440)	4,035,282
		ASSET-BACKED SECURITIES—4.7%
		Auto Receivables—0.4%
370,545		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	363,261
		Single Family Rental Securities—1.2%
648,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	545,549
426,471		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	396,515
		TOTAL	942,064
		Student Loans—3.1%
213,306		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	190,576
399,087		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	350,123
261,485		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	237,698
618,102		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	516,730
791,137		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	671,992
543,745	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.537% (CME Term SOFR 1 Month +1.214%), 7/15/2053	538,250
		TOTAL	2,505,369
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,264,380)	3,810,694

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.7%
	Agency Commercial Mortgage-Backed Securities—1.7%
$ 467,000	FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	$ 426,374
1,000,000	FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	907,008
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,352,977)	1,333,382
	INVESTMENT COMPANY—2.8%
2,211,371	Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[2] (IDENTIFIED COST $2,211,371)	2,211,371
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $83,848,432)	80,517,962
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(510,436)
	TOTAL NET ASSETS—100%	$80,007,526
At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	12	$2,453,531	March 2024	$9,536
United States Treasury Notes 10-Year Long Futures	15	$1,646,953	March 2024	$9,216
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$18,752
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of long contracts held by the Fund throughout the period was $3,360,611. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2023	$1,878,069
Purchases at Cost	$23,650,187
Proceeds from Sales	$(23,316,885)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2023	$2,211,371
Shares Held as of 11/30/2023	2,211,371
Dividend Income	$64,975

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$52,876,869	$—	$52,876,869
U.S. Treasuries	—	16,250,364	—	16,250,364
Collateralized Mortgage Obligations	—	4,035,282	—	4,035,282
Asset-Backed Securities	—	3,810,694	—	3,810,694
Commercial Mortgage-Backed Securities	—	1,333,382	—	1,333,382
Investment Company	2,211,371	—	—	2,211,371
TOTAL SECURITIES	$2,211,371	$78,306,591	$—	$80,517,962
Other Financial Instruments:[1]
Assets	$18,752	$—	$—	$18,752

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate